Other Disclosures - Remuneration of the Board of Directors and Executive Management (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Remuneration of the Board of Directors and Executive Management
Wages and salaries	kr 51	kr 48	kr 42
Share-based compensation expenses	58	43	38
Defined contribution plans	2	2	1
Total	kr 111	kr 93	kr 81